Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02012948

NYSE

1-14761

Cert Reg

January 30, 2002

RECD S.E.C.
JAN 3 0 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Wasnington, DC 20549

PROCESSED
FEB 0 7 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Gabelli Asset Management Inc., Income PRIDES. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 30, 2002. Tentative listing date – January 31, 2002.

Sincerely,

Paras Madho